Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Financial Segment Information
Financial information for each country is presented below:

	United States	Canada	Egypt(1)	North Sea	Other International	Total(3)
	(In millions)
For the Quarter Ended March 31, 2016
Oil and Gas Production Revenues	$409	$83	$392	$203	$—	$1,087
Operating Income (Loss)(2)	$(159)	$(62)	$42	$14	$—	$(165)
Other Income (Expense):
Loss on divestitures, net						(1)
Other						(3)
General and administrative						(93)
Transaction, reorganization, and separation						(15)
Financing costs, net						(105)
Loss From Continuing Operations Before Income Taxes						$(382)
Total Assets	$12,726	$2,118	$5,527	$4,314	$49	$24,734

For the Quarter Ended March 31, 2015
Oil and Gas Production Revenues	$660	$133	$553	$313	$—	$1,659
Operating Income (Loss)(2)	$(2,019)	$(96)	$164	$(31)	$(1)	$(1,983)
Other Income (Expense):
Loss on divestitures, net						(18)
Other						(6)
General and administrative						(84)
Transaction, reorganization, and separation						(54)
Financing costs, net						(124)
Loss From Continuing Operations Before Income Taxes						$(2,269)
Total Assets	$19,522	$4,696	$6,920	$4,386	$645	$36,169

(1)	Includes a noncontrolling interest in Egypt.

(2)
Operating Income (Loss) consists of oil and gas production revenues less lease operating expenses, gathering and transportation costs, taxes other than income, exploration costs, depreciation, depletion, and amortization, asset retirement obligation accretion, and impairments. The operating income (loss) of U.S., Canada, Egypt, and North Sea for the first quarter of 2015 includes asset impairments totaling $1.9 billion, $26 million, $8 million, and $104 million, respectively.

(3)	Amounts for 2015 have been restated to exclude Australia discontinued operations.